EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05 - Schedule 1

Client Name:
Client Project Name:	EFMT 2026-NQM9
Start - End Dates:	11/19/2025 - 04/28/2026
Deal Loan Count:	39

Conditions Report 2.0

Loans in Report:	39
Loans with Conditions:	23

13 - Total Active Conditions
13 - Non-Material Conditions
11 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Credit/Mtg History
1 - Category: DTI
3 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: FEMA
1 - Compliance Review Scope
1 - Category: RESPA
40 - Total Satisfied Conditions

12 - Credit Review Scope
1 - Category: Application
3 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
3 - Category: Legal Documents
1 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: FEMA
2 - Category: Property
1 - Category: Value
23 - Compliance Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Finance Charge Tolerance
3 - Category: Section 32
2 - Category: State High Cost
1 - Category: Texas Equity
11 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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